As filed with the Securities and Exchange Commission on September 3, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2020

We want to let you know that beginning January 1, 2021, unless you request otherwise, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.

If you have already elected to receive documents from us electronically, you will not be affected by this change. You are already receiving an email with a link to the reports so there is nothing you need to do.

You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you would like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the semi-annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; or (ii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2020, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Transamerica Asset Allocation Variable Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

To Contract Holders with Interests in the

Transamerica Variable Funds:

We are pleased to present the most recent semi-annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this semi-annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in the Calvert Series Subaccount of the Transamerica Variable Funds, which invests its assets in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC, at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Subaccount(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report covers the six-month period ended June 30, 2020.

We believe it is important to understand market conditions over this six-month period to provide a context for reading this report. The period began on January 1, 2020 with equity markets near all-time highs and consensus Wall Street forecasts for solid economic growth in the year ahead and a potential rebound to double-digit corporate earnings growth. Strong jobs numbers and retail sales in January seemed to confirm optimistic sentiment driving stocks to new highs in February as corporate bond credit spreads also approached multi-year lows.

By early February, the spread of COVID-19 began making more headlines and creating volatility in the markets, however, the S&P 500® pressed onward to a new record high on February 19. After the Federal Reserve (“Fed”) cut the Fed Funds rate by 1.50% to a range of 0.00%-0.25% on two unscheduled occasions during the first two weeks of March, the markets quickly realized the potential severity of COVID-19 and the realization of a global pandemic quickly gripped investors. By mid-March, it soon became apparent the economic consequences of the pandemic would be historic.

Between February 19 and March 23, the S&P 500® experienced its fastest 35% price decline ever, and corporate bond credit spreads more than tripled. Then during the final week in March, the Fed responded forcefully with trillions of dollars in large-scale asset purchases, and Congress passed the CARES Act providing more than $2 trillion in fiscal stimulus support to the economy. Stocks and credit spreads began to reverse direction and promptly rally as the nation and much of the world sheltered in place.

Between late March and early June, the S&P 500® experienced its strongest 50-day trading period ever before consolidating during mid-June. Business re-openings throughout the nation played a major role in renewed and favorable market sentiment as did an unexpectedly strong employment report for May. However, by late June fears of a second wave of COVID-19 emerged when national case numbers began to rise again.

Global equity markets also bottomed in late March as investors awaited dramatic reductions in global growth forecasts soon to be released in the upcoming months. However, the combination of heavy doses of fiscal and monetary stimulus in Europe and Japan, as well as the prospect of improving growth rates for 2021, helped most international markets to recover impressively into the mid-year mark. Throughout Asia and parts of Europe, COVID-19 trends and fatality rates also improved meaningfully from the earlier spring months.

For the six-month period ended June 30, 2020, the S&P 500® returned -3.08%, while the MSCI EAFE Index, representing international developed market equities, returned -11.07%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.14%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Asset Allocation Variable Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2020, and held for the entire six-month period until June 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period (B)	Ending Account Value June 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Transamerica Asset Allocation – Short Horizon Subaccount	$1,000.00	$1,019.60	$1.00	$1,023.90	$1.01	0.20%
Transamerica Asset Allocation – Intermediate Horizon Subaccount	1,000.00	995.00	0.99	1,023.90	1.01	0.20
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount	1,000.00	977.80	0.98	1,023.90	1.01	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

Schedules of Investments Composition

At June 30, 2020

(unaudited)

Transamerica Asset Allocation – Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.5%
U.S. Equity Funds	8.3
International Equity Fund	2.1
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	39.3
International Equity Fund	12.7
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	53.6%
U.S. Fixed Income Funds	28.5
International Equity Fund	17.7
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica Variable International Equity (A) (B)	5,941	$ 128,169

Money Market Fund - 0.1%
Transamerica Variable Government Money Market (A) (B)	364	7,790

U.S. Equity Funds - 8.3%
Transamerica Variable Large Growth (A) (B)	999	201,625
Transamerica Variable Large Value Opportunities (A) (B)	2,146	191,959
Transamerica Variable Small Cap Core (A) (B)	2,362	116,970

		510,554

U.S. Fixed Income Funds - 89.5%
Transamerica Variable High Quality Bond (A) (B)	52,241	966,846

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	17,294	$ 607,918
Transamerica Variable Inflation-Protected Securities (A) (B)	33,463	996,418
Transamerica Variable Intermediate Bond (A) (B)	56,101	2,939,116

		5,510,298

Total Investment Companies (Cost $5,494,305)		6,156,811

Total Investments (Cost $5,494,305)		6,156,811
Net Other Assets (Liabilities) - (0.0)% (C)		(1,069)

Net Assets - 100.0%		$ 6,155,742

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,156,811	$—	$—	$6,156,811

Total Investments	$6,156,811	$—	$—	$6,156,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.7%
Transamerica Variable International Equity (A) (B)	95,823	$ 2,067,193

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	1,526	32,642

U.S. Equity Funds - 39.3%
Transamerica Variable Large Growth (A) (B)	12,674	2,558,596
Transamerica Variable Large Value Opportunities (A) (B)	25,787	2,306,399
Transamerica Variable Small Cap Core (A) (B)	31,388	1,554,138

		6,419,133

U.S. Fixed Income Funds - 47.8%
Transamerica Variable High Quality Bond (A) (B)	67,767	1,254,186

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	26,856	$ 944,038
Transamerica Variable Inflation-Protected Securities (A) (B)	63,783	1,899,228
Transamerica Variable Intermediate Bond (A) (B)	70,695	3,703,681

		7,801,133

Total Investment Companies (Cost $13,582,441)		16,320,101

Total Investments (Cost $13,582,441)		16,320,101
Net Other Assets (Liabilities) - (0.0)% (C)		(2,833)

Net Assets - 100.0%		$ 16,317,268

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$16,320,101	$—	$—	$16,320,101

Total Investments	$16,320,101	$—	$—	$16,320,101

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 17.7%
Transamerica Variable International Equity (A) (B)	250,969	$ 5,414,163

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	2,450	52,412

U.S. Equity Funds - 53.6%
Transamerica Variable Large Growth (A) (B)	32,171	6,494,497
Transamerica Variable Large Value Opportunities (A) (B)	66,246	5,925,032
Transamerica Variable Small Cap Core (A) (B)	80,087	3,965,432

		16,384,961

U.S. Fixed Income Funds - 28.5%
Transamerica Variable High Quality Bond (A) (B)	32,242	596,714

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	33,633	$ 1,182,288
Transamerica Variable Inflation-Protected Securities (A) (B)	85,631	2,549,801
Transamerica Variable Intermediate Bond (A) (B)	83,550	4,377,143

		8,705,946

Total Investment Companies (Cost $22,405,599)		30,557,482

Total Investments (Cost $22,405,599)		30,557,482
Net Other Assets (Liabilities) - (0.0)% (C)		(5,308)

Net Assets - 100.0%		$ 30,552,174

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$30,557,482	$—	$—	$30,557,482

Total Investments	$30,557,482	$—	$—	$30,557,482

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment of Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2020

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Affiliated investments, at value (A)	$6,156,811	$16,320,101	$30,557,482
Receivables and other assets:
Affiliated investments sold	6,865	56,521	9,565
Units sold	529	332	1,340
Total assets	6,164,205	16,376,954	30,568,387

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	529	23,281	1,340
Units redeemed	6,865	33,572	9,565
Investment advisory fees	1,069	2,833	5,308
Total liabilities	8,463	59,686	16,213
Net assets	$6,155,742	$16,317,268	$30,552,174

Net assets consist of:
Costs of accumulation units	$310,018	$(801,272)	$7,113,819
Total distributable earnings (accumulated losses)	5,845,724	17,118,540	23,438,355
Net assets	$6,155,742	$16,317,268	$30,552,174
Accumulation units	253,698	563,072	983,902
Unit value	$24.26	$28.98	$31.05

(A) Affiliated investments, at cost	$5,494,305	$13,582,441	$22,405,599

STATEMENTS OF OPERATIONS

For the period ended June 30, 2020

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Expenses:
Investment advisory fees	$5,917	$15,575	$29,157

Net investment income (loss)	(5,917)	(15,575)	(29,157)

Net realized gain (loss) on:
Affiliated investments	77,747	985,293	2,718,146

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	46,528	(1,127,167)	(3,464,479)
Net realized and change in unrealized gain (loss)	124,275	(141,874)	(746,333)
Net increase (decrease) in net assets resulting from operations	$118,358	$(157,449)	$(775,490)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	June 30, 2020 (unaudited)	December 31, 2019	June 30, 2020 (unaudited)	December 31, 2019	June 30, 2020 (unaudited)	December 31, 2019
From operations:
Net investment income (loss)	$(5,917)	$(11,760)	$(15,575)	$(32,179)	$(29,157)	$(59,467)
Net realized gain (loss)	77,747	111,653	985,293	556,513	2,718,146	995,234
Net change in unrealized appreciation (depreciation)	46,528	387,804	(1,127,167)	1,703,768	(3,464,479)	4,012,901
Net increase (decrease) in net assets resulting from operations	118,358	487,697	(157,449)	2,228,102	(775,490)	4,948,668

Unit transactions:
Units sold	506,497	838,696	919,612	1,516,406	1,590,077	2,930,883
Units redeemed	(445,499)	(964,324)	(1,132,179)	(2,095,053)	(2,238,513)	(2,918,410)
Net increase (decrease) in net assets resulting from unit transactions	60,998	(125,628)	(212,567)	(578,647)	(648,436)	12,473
Net increase (decrease) in net assets	179,356	362,069	(370,016)	1,649,455	(1,423,926)	4,961,141

Net assets:
Beginning of period/year	5,976,386	5,614,317	16,687,284	15,037,829	31,976,100	27,014,959
End of period/year	$6,155,742	$5,976,386	$16,317,268	$16,687,284	$30,552,174	$31,976,100

Unit transactions - shares:
Units sold	21,403	36,241	32,919	55,097	54,765	98,802
Units redeemed	(18,832)	(41,797)	(42,798)	(76,117)	(77,756)	(99,115)
Net increase (decrease)	2,571	(5,556)	(9,879)	(21,020)	(22,991)	(313)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated:	Short Horizon
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of period/year	$23.80		$21.87	$22.46	$21.56	$20.81	$21.16

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.48		1.98	(0.55)	0.94	0.79	(0.31)
Total investment operations	0.46		1.93	(0.59)	0.90	0.75	(0.35)

Unit value, end of period/year	$24.26		$23.80	$21.87	$22.46	$21.56	$20.81
Total return	1.96	%(B)	8.80%	(2.62)%	4.19%	3.58%	(1.66)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,156		$5,976	$5,614	$5,817	$5,754	$6,385
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	23	%(B)	36%	44%	34%	33%	51%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of period/year	$29.13		$25.32	$26.91	$24.28	$23.12	$23.47

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.12)		3.87	(1.54)	2.68	1.21	(0.30)
Total investment operations	(0.15)		3.81	(1.59)	2.63	1.16	(0.35)

Unit value, end of period/year	$28.98		$29.13	$25.32	$26.91	$24.28	$23.12
Total return	(0.50	)%(B)	15.04%	(5.92)%	10.84%	5.01%	(1.48)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,317		$16,687	$15,038	$17,618	$17,250	$18,196
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	37	%(B)	23%	37%	40%	26%	23%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Unit value, beginning of period/year	$31.76		$26.82	$29.04	$25.48	$24.13	$24.47

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.06)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.68)		5.00	(2.16)	3.61	1.40	(0.29)
Total investment operations	(0.71)		4.94	(2.22)	3.56	1.35	(0.34)

Unit value, end of period/year	$31.05		$31.76	$26.82	$29.04	$25.48	$24.13
Total return	(2.22	)%(B)	18.40%	(7.65)%	13.97%	5.60%	(1.40)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,552		$31,976	$27,015	$31,431	$28,225	$28,993
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	37	%(B)	25%	30%	25%	21%	16%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At June 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are contract holders of the affiliated insurance company variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory and management services to the Subaccounts.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations: oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2020, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investment as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investment and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTORS

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please reference the Subaccounts’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Subaccounts.

Market risk: The market prices of a Subaccount’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Subaccount fall, the value of your investment will go down. A Subaccount may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

4. RISK FACTORS (continued)

countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Subaccount’s exposure to the risks described in the Subaccounts’ prospectus will likely increase. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be negatively affected.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Subaccount’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

The Subaccounts purchase interests in the TVF, which in turn, purchase interests in the Funds. The net assets of the Subaccounts will reflect the investment management fee and other expenses incurred by the Funds. TAM serves as the investment manager to each Fund.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays management fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily ANA.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2020.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,416,855	$1,361,776
Intermediate Horizon	5,869,401	6,097,614
Intermediate/Long Horizon	11,095,478	11,773,300

7. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Trustees” or the “Board”) held on June 17-18, 2020, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Asset Allocation Variable Funds, on behalf of Transamerica Asset Allocation – Intermediate Horizon Subaccount, Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation – Short Horizon Subaccount (each a “Fund” and collectively the “Funds”).

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement were reasonable and that the renewal of each of the Investment Advisory Agreements was in the best interests of the applicable Fund and the contract holders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2021.

Prior to reaching their decision, the Board Members requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of each Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by TAM based on information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Board Members also sought to identify instances in which a Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Board Members met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Board Members; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of each Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Funds; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Funds’ prospectuses, statements of additional information, shareholder reports and other disclosure materials and regulatory filings for the Funds; and ongoing cash management services for the Funds. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to each Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Funds, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Broadridge information, for various trailing periods ended December 31, 2019. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to each Fund’s performance are summarized below. In describing each Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

“above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering each Fund’s performance, the Board Members considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Board Members also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Asset Allocation – Intermediate Horizon Subaccount. The Board noted that the performance of the Fund was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount. The Board noted that the performance of the Fund was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon Subaccount. The Board noted that the performance of the Fund was above the median for its peer universe but below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Investment Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies, based on Broadridge information. On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management, administration and other services to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund. The Trustees recognized the competitiveness of the investment advisory industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Board Members considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board Members concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Funds

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Funds. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Funds.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement was in the best interests of the applicable Fund and the contract holders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Asset Allocation Variable Funds (the “Trust”) (collectively, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Managing Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Funds’ holdings, a HLIM was not currently required for the Funds. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2020

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

259287 06/20

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 3, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer